Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

The April 2025 PIPE

On April 23, 2025, the Company entered into subscription agreements (the “April 2025 PIPE Subscription Agreements”) with certain investors (the “April 2025 PIPE Investors”), pursuant to which, among other things, the April 2025 PIPE Investors agreed to subscribe for and purchase from AirJoule, and AirJoule agreed to issue and sell to the April 2025 PIPE Investors, an aggregate of 3,775,126 newly issued shares of Class A common stock at a purchase price of $3.98 per share on the terms and subject to the conditions set forth therein. The April 2025 PIPE Subscription Agreements entitled the April 2025 PIPE Investors to shelf registration rights with respect to the shares of Class A common stock they purchased. The transaction closed on April 25, 2025 and the shares of Class A common stock were issued and sold to the April 2025 PIPE Investors in reliance on Section 4(a)(2) of the Securities Act.

Second Amended and Restated LLC Agreement of AirJoule, LLC

On April 25, 2025, the Company entered into the Second Amended and Restated Limited Liability Company Agreement of AirJoule, LLC (the “Amended LLC Agreement”), by and among the Company, GEV and AirJoule, LLC.

Note 16 — SUBSEQUENT EVENTS

Capital Contribution

Pursuant to the A&R Joint Venture Agreement, the Company is expected to contribute additional capital to the AirJoule JV based on a business plan and annual operating budgets to be agreed between us and GE Vernova. In February 2025, the Company contributed an additional $5.0 million in capital contributions to the AirJoule JV.

Committed Equity Facility

On March 25, 2025, the Company entered into a common stock purchase agreement (the “Equity Line Purchase Agreement”) with an accredited investor (the “Equity Line Investor”). Under the terms and subject to the conditions of the Equity Line Purchase Agreement, the Company has the right, but not the obligation, to sell to the Equity Line Investor, over a 36-month period, up to the lesser of (a) $30,000,000 in aggregate gross purchase price of newly issued common stock and (b) the number of shares equal to 19.99% of the number of shares of Class A Common Stock issued and outstanding immediately prior to the execution of the Equity Line Purchase Agreement.